PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER ASSETS [Abstract]
PREPAID EXPENSES AND OTHER ASSETS
6.          PREPAID EXPENSES AND OTHER ASSETS

	December 31,
	2018 $	2019 $
Current:
Deferred channel costs	71,707	232,384
Employee loans and advances	2,394	2,175
Other receivables	171,459	211,244
Prepaid cost of revenue, sales and marketing expense and others	23,669	41,311
Security deposits	2,144	1,902
Tax receivable	41,014	46,171
	312,387	535,187

Non-current:
Deferred channel costs	29,956	29,162
Other receivables	7,852	4,849
Prepaid licensing fee	56	5
Prepayment for purchase of property and equipment (including renovation-in-progress)	11,857	8,006
Security deposits	19,344	22,476
Others	–	1,186
	69,065	65,684